Acquisitions, Joint Ventures and Other Activity (Schedule Of Roll Forward Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions, Joint Ventures And Other Activity [Abstract]
Balances at the beginning of the year	$ 909,470	$ 881,365
Current year acquisition activity	89,910	27,305
Adjustments for prior period acquisitions, including income tax matters, net		800
Balances at the end of the year	$ 999,380	$ 909,470